Document and Entity Information	12 Months Ended
Dec. 31, 2017 USD ($) shares
Document And Entity Information
Entity Registrant Name	Boston Carriers, Inc.
Entity Central Index Key	0001174672
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	1,085,864,707
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017